CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

1000 Second Avenue, Suite 3320

Seattle, Washington 98104

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

ITEM 1. Reports to Shareholders

Kavilco Incorporated (letterhead)

1000 Second Avenue, Suite 3320

Seattle, WA 98104

(206) 624-6166 or

1-800-786-9574

Fax (206) 624-8953

February 28, 2025

Dear Shareholder,

The following discussion relates to 2024 and is required under Rule 8b-16 of the Investment Company Act of 1940 on an annual basis concurrent with the audited financial statements. Kavilco’s primary source of income is derived from dividend and interest income.

The board is primarily responsible for the management and oversight of the portfolio and only the Chief Financial Officer (CFO) can institute security trades. This internal control feature has been in place since 1987. The board develops and approves the portfolio strategy. Any deviation from the approved strategy is brought to light by the CFO with an explanation why the action was taken. The board does make equity recommendations for purchase and sales and the CFO acts on those recommendations.

At the board meetings, there is a review of all portfolio transactions that have occurred since the last meeting along with an in-depth review of the portfolio. All transactions and adjusting entries are made by an independent accountant. The CFO does not have direct access to the books and records of the company.

When the shareholders opted to operate as a Registered Investment Company the board adopted an investment policy that was required in the application process. The policy can only be changed through a vote by the shareholders. The following is the investment policy: short-term money market funds; commercial paper with a Standard & Poor’s rating of no less than A-2+; U.S. treasury obligations; securities of federal government agencies and sponsored corporations; and investment grade corporate, municipal, sovereign, and international bonds as defined by Standard & Poor’s, or its equivalent as defined by other recognized rating agencies. Kavilco will not automatically liquidate bonds or commercial paper if the bonds or paper is downgraded below investment grade or A-2+ respectively. Kavilco will also invest in common and preferred stock that trades on domestic and international stock exchanges.

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The independent accountant reviews security purchases monthly and any deviation from the investment policy will be reported to the President and Vice President of Kavilco of the company. In 2024, there were no violations of the company’s investment policy.

The Fund’s website, www.Kavilco.com, provides shareholders with investment information, news, and other material about the Fund. The website also has links to U.S. Securities and Exchange Commission (“SEC”) filings, performance, tax, and daily net asset value reporting. You are invited to use this resource to learn more about the Fund.

On November 11, 2022, the board of directors’ meeting the board adopted the following portfolio strategy:

Overview

Based on the November 2022 Bank Credit Analysis, the board adopted the following portfolio strategy: “Conservative investors who are more concerned about a 12–18-month time horizon and who are relatively more focused on capital preservation should now begin to reduce their equity exposure to underweight.” The equity portfolio will gradually be sold off. Gains will be matched against losses. The criteria for equity transactions will be based on technical analysis and ex-dividend dates and general market conditions.

Treasury Bond Market Strategy

Proceeds from the equity sales will be invested in short-term Treasury bills and bonds. As the bonds mature the proceeds will be rolled over in short-term Treasuries.

Sincerely,

KAVILCO INCORPORATED

/s/ Jeane Breinig

Jeane Breinig, President

encl.

3

Fortune CPA (Letterhead)

333 City Blvd W 3rd Floor, Orange, CA 92868

Phone (714) 820-3316 Fax: (714) 333-4992

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and the Board of Directors

Kavilco Incorporated

Kasaan, Alaska

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Kavilco Incorporated (the “Fund”), including the schedule of investments, as of December 31, 2024, the related statement of operations and the statements of changes in net assets for the year then ended, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets, for the year then ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

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Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

We determined that there are no critical audit matters.

/s/ Fortune CPA, Inc

We have served as the Company’s auditor since 2022.

February 28, 2025

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KAVILCO INCORPORATED

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments in securities, at fair value (cost $33,627,195)	$37,251,452
Real estate, at fair value (cost $1,054,089)	8,100,000
Cash and cash equivalents	147,233
Premises and equipment, net	22,372
Dividend receivable	14,261
Prepaid expenses and other assets	187,492
Total assets	$45,722,810
LIABILITIES
Accounts payable and accrued expenses	$125,136
Dividends payable	233,478
Lease liability	167,991
Total liabilities	526,605
NET ASSETS	$45,196,205
Net assets consist of:
Distributable earnings	$14,117,011
Net contributed capital	31,079,194
Total net assets	$45,196,205
Net asset value per share of Class A and Class B common
stock ($45,196,205 divided by 12,000 shares outstanding)	$3,766

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KAVILCO INCORPORATED

SCHEDULE OF INVESTMENTS
December 31, 2024

	Principal Amount or Shares	Fair Value
INVESTMENTS IN SECURITIES
U.S. Common Stock 35.3%
American Depository Receipts - 0.2%
Invesco Limited	6,300	$110,124
Total American Depository Receipts		110,124

Consumer Discretionary - 0.7%
Genuine Parts Co.	2,700	315,252
Total Consumer Discretionary		315,252

Consumer Staples - 0.1%
Walgreens Boots Alliance, Inc.	3,850	35,920
Total Consumer Staples		35,920

Energy - 0.7%
Chevron Corporation	550	79,662
Kinder Morgan, Inc.	8,919	244,381
Total Energy		324,043

Financials - 10.9%
Blackstone Group, Inc.	4,800	827,616
Diversified Healthcare Trust	6,400	14,720
ELME REIT	7,450	113,761
Hospitality Properties Trust	11,400	28,956
Iron Mountain, Inc.	3,600	378,396
Lamar Advertising Company	4,400	535,656
Prologis, Inc.	5,577	589,489
Realty Income Corp.	8,055	430,218
Stag Industrial Inc.	14,410	487,346
T Rowe Price Group, Inc.	5,300	599,377
Truist Financial Corp.	5,480	237,722
Ventas, Inc.	9,200	541,788
Vornado Realty Trust	3,290	138,312
Wells Fargo & Co.	40	2,810
Total Financials		4,926,167

Health Care - 0.2%
GE Healthcare Technologies, Inc.	1,022	79,900
Solventum Corp.	260	17,175
Total Health Care		$97,075

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KAVILCO INCORPORATED

SCHEDULE OF INVESTMENTS (continued)
December 31, 2024

	Principal Amount or Shares	Fair Value
Industrials - 0.3%
Alaska Air Group Inc.	360	$23,310
3M Company	1,040	134,254
Total Industrials		157,564

Information Technology - 3.4%
Block, Inc.	220	18,698
Constellation Energy Corp.	2,166	484,556
Intel Corp.	1,040	20,852
Paychex, Inc.	6,925	971,023
Paypal Holdings, Inc.	200	17,070
Total Information Technology		1,512,199

Master Limited Partnerships - 0.6%
Energy Transfer Partners LP	10,960	214,706
Sunoco LP	1,240	63,786
Total Master Limited Partnerships		278,492

Materials - 0.3%
Dow, Inc.	3,125	125,406
Total Materials		125,406

Telecommunication Services - 3.3%
AT & T, Inc.	21,570	491,149
Lumen Technologies, Inc.	5,900	31,329
Verizon Communications	22,540	901,375
Warner Brothers Discovery, Inc.	7,153	75,607
Total Telecommunication Services		1,499,460

Utilities - 14.6%
Alliant Energy Corp.	11,900	703,766
American Electric Power, Inc.	6,240	575,515
Dominion Energy, Inc.	3,500	188,510
Eversource Energy	8,481	487,064
NextEra Energy, Inc.	10,680	765,649
Public Service Enterprise Group, Inc.	12,000	1,013,880
Southern Company	14,730	1,212,574
UGI Corp.	4,611	130,168
WEC Energy Group, Inc.	6,840	643,234
Xcel Energy, Inc.	12,770	862,230
Total Utilities		6,582,590
Total U.S. Common Stock (Cost $12,340,035)		$15,964,292

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KAVILCO INCORPORATED

SCHEDULE OF INVESTMENTS (continued)
December 31, 2024

	Principal Amount or Shares	Fair Value
Government Debt Securities 45.7%
United States Treasury Bills, 4.4%, due 7/10/2025	2,000,000	$1,955,064
United States Treasury Bills, 4.0%, due 6/12/2025	3,000,000	2,941,567
United States Treasury Bills, 4.1%, due 9/4/2025	2,000,000	1,945,867
United States Treasury Bills, 4.0%, due 8/7/2025	3,000,000	2,930,692
United States Treasury Bills, 4.5%, due 2/6/2025	2,000,000	1,991,232
United States Treasury Bills, 4.4%, due 3/6/2025	2,000,000	1,984,524
United States Treasury Bills, 4.4%, due 4/10/2025	2,000,000	1,976,441
United States Treasury Bills, 4.3%, due 4/17/2025	2,000,000	1,975,415
United States Treasury Bills, 4.3%, due 5/1/2025	2,000,000	1,971,941
United States Treasury Bills, 4.3%, due 5/15/2025	1,000,000	984,465
Total Government Debt Securities (Cost $20,657,208)		20,657,208

Money Market Fund - 1.4%
Principal Deposit Sweep Program 0.07% yield		629,952
Total Money Market Fund (Cost $629,952)		629,952

Other Net Assets - 17.6%
Total Other Net Assets (Cost $898,842)		7,944,753
TOTAL NET ASSETS (Cost $34,526,037)		$45,196,205

9

10

KAVILCO INCORPORATED

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

Investment Income
Dividends	$605,823
Interest	1,034,487
Total investment income	1,640,310
Expenses
Salaries and benefits	452,233
Directors' compensation and expenses	293,936
Insurance	95,834
Office and equipment leases	76,629
General and administrative	71,360
Professional fees	67,934
Custodian	14,381
Total expenses	1,072,307
Net investment income	568,003
Realized Gain and Unrealized Appreciation on Investments
Net realized gain on investments	173,292
Net change in unrealized appreciation on investments	1,730,821
Net change in unrealized appreciation on real estate	900,000
Total realized gain and unrealized appreciation on investments	2,804,113
Net operating income	3,372,116
Other Income and Expense, net	142,280
Net increase in net assets resulting from operations	$3,514,396

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KAVILCO INCORPORATED

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2024 and 2023

	2024	2023
Increase in Net Assets from Operations
Net investment income	$568,003	$538,009
Net realized gain on investments	173,292	136,723
Net change in unrealized appreciation (depreciation) on investments	1,730,821	(441,847)
Net change in unrealized appreciation on real estate	900,000	510,000
Other income and expense, net	142,280	276,840

Net increase in net assets resulting from operations	3,514,396	1,019,725
Dividends and Distributions to Shareholders	(1,047,600)	(900,000)
Total increase in net assets	2,466,796	119,725
Net Assets
Beginning of year	42,729,409	42,609,684
End of year (includes undistributed ordinary income
of $3,446,843 and $149,226, respectively)	$45,196,205	$42,729,409

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KAVILCO INCORPORATED

FINANCIAL HIGHLIGHTS
For the Years Ended December 31, 2024 to 2020
Per share operating performance (for a share of Class A and Class B capital stock outstanding):

	Years Ended
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$3,561	$3,551	$3,924	$3,355	$3,676
Income from investment and real estate
Net investment income	47	45	38	35	42
Net realized and unrealized appreciation (depreciation) on investments and real estate	233	17	(341)	613	(294)
Net other income	12	23	12	13	19
Net increase (decrease) in net assets resulting from operations	292	85	(291)	661	(233)
Less dividends and distributions	(87)	(75)	(82)	(92)	(88)
Net asset value, end of year	$3,766	$3,561	$3,551	$3,924	$3,355
Total return	7.75%	2.39%	8.19%	16.85%	(6.94)%
Supplemental Data:
Net assets, end of period (in thousands)	$45,196	$42,729	$42,610	$47,090	$40,260
Ratio to average net assets
Expenses	2.44%	2.47%	2.21%	2.18%	2.02%
Net investment income	1.29%	1.26%	1.00%	0.96%	1.20%
Portfolio turnover rate	0.00%	0.70%	2.66%	3.28%	4.08%

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Kavilco Inc. is an Alaskan Village Corporation subject to the provisions and amendments to Alaska Native Claims Settlement Act of 1971. Settlement Common Stock may not be sold, hypothecated or pledged. In other words, it is privately held and is valueless. Accordingly, Kavilco will use (2)(A)1(b) that permits the use of the net asset value when the shares are not listed.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization

Kavilco Incorporated ("the Fund") is a village corporation within the Sealaska region organized on November 13, 1973, pursuant to the Alaska Native Claims Settlement Act ("ANCSA") of 1971. Under ANCSA, the Native claims to land in Alaska were settled in exchange for part of the state's land and compensation. Settlement benefits were given to Natives of Alaska villages in the form of ownership shares in village corporations that were organized pursuant to ANCSA. The Fund was organized for the purpose of securing and administering the land and benefits for the Natives of the Kasaan village in Alaska. Contributed capital includes receipts from the U.S. government and the state of Alaska under provisions of ANCSA.

On November 1, 1989, the Fund began to operate as a self-managed, closed end management investment company, as defined by the Investment Company Act of 1940 ("the Act"). The Fund is subject to various restrictions imposed by the Act and the Internal Revenue Code, including restrictions on borrowing, dividend, distribution policies, operations, and reporting requirements. The Fund's investment decisions focus primarily on large-cap dividend equity investments and fixed income investments, are made by management under the direction of the Board of Directors.

Note 2. Significant Accounting Policies

As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements that affect certain reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Cash and Cash Equivalents

Cash and cash equivalents include cash on deposit with banks. The Fund considers all highly liquid instruments with a maturity of three months or less to be cash equivalents. The Fund has cash balances in excess of federally insured limits.

Valuation of Investments

All investments are recorded at estimated fair value, as described in Note 3.

Investment Transactions and Income

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed using the last in, first out (“LIFO”) method. Interest income is recorded on an accrual basis as adjusted for the amortization of discounts and premiums using the effective interest method. Premiums and discounts, including original issue discounts, are amortized for both tax and financial reporting purposes. Dividend income is recorded as of the ex- dividend date. Unrealized gains and losses are included in the Statement of Operations.

Federal Income Taxes

The Fund files income tax returns in the U.S. federal jurisdiction and Alaska State.

The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute at least 90% of its net investment taxable income to its shareholders. Generally, no federal income tax provision is required for the Fund.

The Fund records a liability, if any, for unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return. No liability has been recorded for uncertain tax positions or related interest or penalties as of December 31, 2024.

Dividends and Distributions to Shareholders

Dividends and distributions to shareholders are recorded on the payable date. Dividends are generally declared and paid twice a year. Capital gain distributions are generally declared and paid annually. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States.

Directors' Compensation and Expenses

Each member of the Board of Directors receives compensation for each board meeting attended during the year, in addition to a per diem allowance. Directors are also reimbursed for such expenses as accommodation, airfare, and car rental related to Board meetings. In addition to meeting related expenses, the Fund pays for the medical insurance and out-of-pocket expenses of certain directors.

Note 3. Fair Value Measurements

Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement determined based on assumptions that market participants would use in pricing an asset or liability. There are three levels that prioritize the inputs used in measuring fair value as follows:

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Level 1: Observable market inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: Observable market inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs where there is little or no market data, which require the reporting entity to develop its own assumptions.

An asset's or liability's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The following is a description of the valuation methodologies used for assets measured at fair value, including a general description of the asset.

Money Market Funds

Fair value of money market funds is determined using quoted market prices and are categorized in Level 1 of the fair value hierarchy.

U.S Treasury Bills

Investments in U.S. Treasury bills are reported at cost, net of unamortized premiums or discounts. Premiums or discounts are amortized into interest income over the term of the investment using the effective interest rate method. The Fund’s intent is to hold investments to maturity. Consequently, a provision is not made for unrealized gains or losses on these securities. U.S. Treasury Bills are categorized in Level 1 of the fair value hierarchy.

Equity Securities (Common Stock)

Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Real Estate

Real estate represents entitlement to the surface estate of real property, for which no readily available market quotation exists. Fair value of real estate is determined by management based on a Certified Forester's opinion as to the current value and status of the land, along with other factors. Other relevant factors include the lack of commercially viable timber due to previous harvest, amount of capital expenditures required for the future growth of timber, location of the property, recent sales of similar real property in the region and market demand and supply for this type of real property during the valuation process. Real estate is included in Level 3 of the fair value hierarchy.

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The following table presents information about the Fund's investments in securities and real estate measured at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Balance
Investments in Securities
U.S. Common Stock	$15,964,292			$15,964,292
Money Market Fund	629,952			629,952
U.S. Treasury Bills	20,657,208			20,657,208
	$37,251,452	$—	$—	$37,251,452
Real Estate	$—	$—	$8,100,000	$8,100,000

For the year ended December 31, 2024, there were no realized gains (losses), cost or purchases, proceeds from sales, or transfers in or out of Level 3 at the end of the reporting period.

Note 4. Real Estate

At December 31, 2024, the Fund owns fee title to the surface estate of 22,946 acres of real estate located in southeast Alaska.

As of December 31, 2024, there is no commercially viable timber on real estate and the Fund has no outstanding timber agreements. The last harvest and sale of timber from this land was in 2001. The financial statements include real estate valued at $8,100,000 in 2024, the value of which was determined by an independent appraisal. The value at December 31, 2024, represents an increase of $900,000 from the value at December 31, 2023, of $7,200,000. The board approved the fair value estimate of the real estate.

Note 5. Trading Risk

In the normal course of business, the Fund enters into financial transactions involving instruments where there is a risk of potential loss due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk).

Market risk is the potential change in value caused by fluctuations in market prices of an underlying financial instrument. Subsequent market fluctuations may require selling investments at prices that differ from the values reflected on the statement of assets and liabilities. Market risk is directly impacted by the volatility and liquidity in the markets in which financial instruments are traded. The Fund's exposure to market risk may be increased in that a significant portion of its assets may be invested in a relatively small number of investment positions at any one time. Accordingly, appreciation or depreciation in value of investment positions may have a more significant effect on the value of the Fund's portfolio than would be the case in a more diversified or hedged portfolio.

Credit risk is the possibility that a loss may occur due to the failure of the counterparty to perform according to the terms of a contract. The Fund's exposure to credit risk associated with counterparty nonperformance includes cash deposits that may exceed applicable insurance limits. The Fund seeks to control such credit risk by maintaining deposits with only high- quality financial institutions and trading exchange traded financial instruments, which generally do not give rise to significant counterparty exposure due to the requirements of the individual exchanges.

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Catastrophe – Force Majeure Risk

The occurrence of catastrophic events (such as hurricanes, earthquakes, pandemics, such as COVID-19, acts of terrorism and other catastrophes) could adversely affect the values recorded in the Fund's financial statements.

Note 6. Investment Transactions

Purchases of investment securities (U.S. Treasury Bills) aggregated $40,921,657 for the year ended December 31, 2024, and sales and maturities of investment securities (consisting of common stock and U. S. Treasury Bills) aggregated $41,705,277 for the year ended December 31, 2024.

The U.S. federal income tax basis of the Fund's investments is the same as for financial reporting purposes. The gross unrealized appreciation and gross unrealized depreciation for U.S. federal income tax purposes is $7,116,844 and $3,492,587, respectively, as of December 31, 2024.

Note 7. Premises and Equipment

The following is a summary of premises and equipment at December 31, 2024:

Building	$193,448
Furniture, fixtures, and equipment	28,981
222,429
Less accumulated depreciation	(200,057)
$22,372

All assets are recorded at cost less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the related assets, which range from 3 to 15 years. Depreciation expenses was $475 for the year ended December 31, 2024.

Note 8. Lease Obligation

The Fund leases office space under a non-cancellable operating lease agreement, which terminates September 30, 2028. Pursuant to the lease agreement, the Fund paid a lease deposit of $3,528 which will be credited to last month's rent. The discount rate for the office lease is 1.76% and cash paid for rent in 2024 was $42,543. The right of use asset amounting to $162,699 at December 31, 2024, is included in prepaid expenses and other assets. The lease liability at December 31, 2024, is $167,991, of which the current portion is $41,104 and the non-current portion is $126,887. Future minimum lease commitments under this non-cancelable operating lease are as follows:

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2025	$43,733
2026	44,923
2027	46,113
2028	39,171
$173,940
Imputed interest	$(5,949)
Lease liability	$167,991

Rent expense for the year ended December 31, 2024, was $44,807.

Note 9. Net Assets

Upon organization of the Fund, 100 shares of common stock (Class A) were issued to each qualified shareholder enrolled in the Fund pursuant to ANCSA. The Fund utilized a roll comprising 120 Alaska Natives eligible to receive stock certificates as certified by the U.S. Secretary of the Interior. Under the provisions of ANCSA, stock dividends paid, or other stock grants are restricted, and the stock may not be sold, pledged, assigned, or otherwise alienated, except in certain circumstances by court decree or death, unless approved by a majority of the shareholders. The stock carries voting rights only if the holder hereof is an eligible Alaska Native. Nonvoting common stock (Class B) is issued to non-Native persons who inherit stock or are gifted stock.

The Fund's capital structure is as follows:

Common stock:

Class A, no par value - Authorized, 1,000,000 shares; issued and outstanding, 10,153.53 shares

Class B, no par value - Authorized, 500,000 shares; issued and outstanding, 1,846.47 shares

Note 10. Dividends and Distributions to Shareholders

On March 1, 2024, a distribution of $17.30 per share was declared. The dividend was paid on March 7, 2024, to shareholders of record on March 1, 2024. On November 7, 2024, a distribution of $70.00 per share was declared. The dividend was paid on November 25, 2024, to shareholders of record on November 8, 2024.The tax character of dividends and distributions paid during 2024 and 2023 were as follows:

	2024	2023
Dividends and distributions paid from:
Ordinary income	$647,050	$—
Long-term capital gain	252,950	900,000
	$1,047,600	$900,000

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As of December 31, 2024, and 2023, the components of distributable earnings on a tax basis were as follows:

	2024	2023
Undistributed ordinary income	$3,446,843	$149,226
Net unrealized appreciation on:
Investments	3,624,257	1,893,436
Real estate	7,045,911	6,145,911
	$14,117,011	$8,188,573

Note 11. Schedule of Investments

Investments are categorized by type, country, and industry. The industry category represents management's belief as to the most meaningful presentation of the classification of the principal business of the investees. The percentage of net assets is computed by dividing the fair value of each category by net assets.

Note 12. Pension Plan

Employees of the Fund are covered by a defined contribution pension plan. The Fund contributes 20% of each participant's compensation to the plan. The Fund's contributions during the year ended December 31, 2024, totaled $52,643.

Note 13. Other Income and Expense

The Fund earned income of $124,560 and $259,920 for the years ended December 31, 2024, and 2023, respectfully, as a result of ANCSA Section 7(i), which requires regional corporations to distribute 70% of any net revenues derived from timber resources and the subsurface estate to other regional corporations, which then redistribute under Section 7(j) 50% of such amounts to the village corporations and at large shareholders.

Other income also includes $17,720 and $16,920 of lease and rental income for the years ended December 31, 2024, and 2023, respectively.

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Fortune CPA (Letterhead)
333 City Blvd W 3rd Floor, Orange, CA 92868
Phone (714) 820-3316 Fax: (714) 333-4992

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and the Board of Directors
Kavilco Incorporated
Kasaan, Alaska

In planning and performing our audit of the financial statements of Kavilco Incorporated (the Fund) as of and for the year ended December 31, 2024, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Fund’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund’s annual or interim financial statements will not be prevented or detected on a timely basis.

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Our consideration of the Fund’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Fund’s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2024.

This report is intended solely for the information and use of management and the Board of Directors of Kavilco Incorporated and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Fortune CPA, Inc

February 28, 2025

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ITEM 2. CODE OF ETHICS.

Kavilco adopted a code of ethics on January 29, 1990. The code of ethics was amended on May 9, 2008 and is available on the registrant's website at: www.kavilco.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Kavilco Incorporated is subject to the Alaska Native Claims Settlement Act (Act). Pursuant to the Act, Kavilco’s stock and dividends may not be sold, pledged, subjected to a lien or judgment execution, assigned in present or future, or otherwise alienated, except pursuant to court decree of separation or child support. However, the stock can be gifted to a relative provided the recipient is a descendant of an Alaska Native.

The Chief Financial Officer has no control over the financial records of the corporation. The Corporate Office Manager maintains the accounting records. Monthly, an independent accountant performs various reconciliations and adjusting journal entries on the corporate books and records.

Kavilco does not have an audit committee. The CFO reviews the entire audited financial statements and various CPA correspondence with the board of directors. Two board members have degrees in business. However, pursuant to SEC regulations their experience would not qualify them as financial experts. The only contentious financial issue that Kavilco has had to deal with since becoming an Investment Company involves the evaluation of our land holdings in Alaska. After a two-year battle with our previous auditors, PricewaterhouseCoopers, and pressure by the Security Exchange Commission, the board relented and increased the value of our land holdings. The CFO opposed this action because it served no practical purpose.

The primary purpose of a financial expert serving on the board of directors is to prevent the gross accounting inequities that were driven by greed and outright thievery at such firms as Qwest Communications, Enron and Tyco. There is no incentive on behalf of management to commit fraud since Kavilco’s stock cannot be publicly traded and we do not have compensation incentives. More importantly, the board of directors is not a rubber stamp for management. Many of the shareholders are related to the directors, which acts as an additional incentive to have a high degree of business probity.

Kavilco has never been involved in financial deceit. This superior track record can only be attributable to the excellent oversight of an active and knowledgeable board of directors. Accordingly, Kavilco does not have an audit committee or a financial expert as defined by the SEC.

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ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

During the period covering the fiscal years ended December 31, 2024 and 2023, Fortune CPA performed the following professional services.

	2024	2023
Audit fees	$35,020	$23,020
Audit related fees	TBD	$0
Tax fees	TBD	$2,500

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Kavilco is a privately held registered investment company, and accordingly is not subject to the Securities Act of 1933.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see Schedule of Investments contained in the Report to Shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

The board of directors adopted the following resolution during the November 2003 board meeting.

Kavilco Incorporated Resolution 11-14-03b: Proxy Voting Policies

The Securities and Exchange Commission believes the recent corporate scandals have created renewed investor interest in corporate governance issues. In response, the SEC has new rules designed to increase transparency of proxy voting by mutual funds.

RESOLVED, on voting common stock, the Chief Financial Officer is hereby directed to vote the management slate of directors and management’s recommendations on corporate proposals that appear on the proxy.

RESOLVED, where there is a material conflict of interest where the Chief Financial Officer has a business, personal, or family relationship with a public company, voting will be deferred until the next scheduled board of directors meeting at which time the issue will be discussed.

RESOLVED, pursuant to rule 30b1-4 under the Investment Company Act, Kavilco will file form N-PX with the SEC detailing a complete voting record. This filing will be made for a 12-month period commencing on June 30, 2004. In addition, this information will be available on Kavilco’s web site as soon as reasonably practicable, after filing the report with the SEC, which means the same day, absent unforeseen circumstances.

Date: November 14, 2003

/s/ Louis A. Thompson
Louis A. Thompson, President

/s/ Laird A. Jones

Laird A. Jones, Secretary

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ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

This disclosure requirement is not applicable to registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

The Alaska Native Claims Settlement Act (ANCSA), which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No matters were voted on by shareholders during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fourth fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

This item is not applicable to Kavilco Incorporated as we do not lend securities.

ITEM 13. EXHIBITS

The following exhibits are attached to this Form N-CSR:

13 (a) (1) Certification of President

13 (a) (2) Certification of Chief Financial Officer

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By: /s/Jeane Breinig
Jeaning Breinig, President

Date: February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Scott Burns
Scott Burns, Chief Financial Officer

Date: February 28, 2025

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